Supplementary Information for Greenfire Resources Inc. – Oil and Gas (Unaudited) (Details) - Schedule of Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Reserve - CAD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Reserve [Abstract]
Future cash inflows	$ 8,072	$ 10,276	$ 7,168
Future production costs	2,771	3,491	2,448
Future development/abandonment costs	1,208	1,274	1,144
Deferred income taxes	774	1,053	361
Future net cash flows	3,320	4,458	3,215
Less 10% annual discount factor	(1,728)	(2,361)	(1,778)
Standardized measure of discounted future net cash flows	$ 1,592	$ 2,097	$ 1,437